Income tax benefit/(expense)	12 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income tax benefit/(expense)	Income tax benefit/(expense)

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2023	2022	2021
(a)	Reconciliation of income tax to prima facie tax payable
	Loss from continuing operations before income tax	(82,101)	(91,586)	(99,630)
	Tax benefit at the Australian tax rate of 30% (2022: 30%, 2021: 30%)	(24,630)	(27,476)	(29,889)
	Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
	Share-based payments expense	1,089	1,588	2,836
	Research and development tax concessions	(730)	(869)	(894)
	Foreign exchange translation gains/(losses)	501	159	313
	Contingent consideration	(2,631)	(274)	(5,606)
	Other sundry items	695	(2,036)	121
	Subtotal	(25,706)	(28,908)	(33,119)
	Adjustments for current tax of prior periods	274	(923)	(1)
	Differences in overseas tax rates	8,537	8,407	13,218
	Tax benefit not recognized	16,683	21,185	19,083
	Change in tax rate on Deferred tax assets(1)	—	(8,326)	(482)
	Change in tax rate on Deferred tax liability(1)	—	8,326	482
	Income tax benefit attributable to loss before income tax	(212)	(239)	(819)

(1)
On June 30, 2022, there was a change in the expected tax rate applicable on future taxable profits in Singapore. The Group was expecting to benefit from concessionary tax rates (tax holiday) in Singapore under the tax incentives granted to the Group by the Singapore Economic Development Board, however at June 30, 2022 the Group had not met the conditions under the agreement to access the concessionary tax rates and therefore have recognized a change in the expected tax rate in Singapore to reflect the statutory tax rate of 17%. The Group is in current discussions with the Singapore Economic Development Board to amend the conditions of the incentive agreement and access these concessionary tax rates in the future.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2023	2022	2021
(b)	Income tax (benefit)/expense
	Current tax
	Current tax	—	—	—
	Total current tax (benefit)/expense	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	38	(8,317)	(1,158)
	(Decrease)/increase in deferred tax liabilities	(250)	8,078	339
	Total deferred tax (benefit)/expense	(212)	(239)	(819)
	Income tax (benefit)/expense	(212)	(239)	(819)
Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.
Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2023	2022	2021
(c)	Amounts that would be recognized directly in equity if brought to account
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but which would have been directly applied to equity had it been brought to account:
	Current tax recorded in equity (if brought to account)	(1,716)	(142)	(525)
	Deferred tax recorded in equity (if brought to account)	839	715	905
		(877)	573	380

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2023	2022	2021
(d)	Amounts recognized directly in equity
	Aggregate current and deferred tax arising in the reporting period and not recognized in net loss or other comprehensive income but debited/credited to equity
	Current tax recorded in equity	—	—	—
	Deferred tax recorded in equity	212	239	91
		212	239	91

		Year Ended June 30,
	(in U.S. dollars, in thousands)	2023	2022	2021
(e)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	125,728	111,283	77,738
	Other temporary differences
	Potential tax benefit at local tax rates	12,318	11,046	7,424
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220	3,220
		141,266	125,549	88,382
The Group has not brought to account $553.0 million (2022: $477.8 million, 2021: $424.9 million) of gross tax losses, which includes the benefit arising from tax losses in overseas countries. As of June 30, 2023 $553.0 million of tax losses not brought to account have an indefinite life. Gross tax losses of $44.5 million recognized as deferred tax asset expire within a range of 9 to 15 years. The benefits of unused tax losses will only be brought to account when it is probable that they will be realized.
This benefit of tax losses will only be obtained if:
•the Group derives future assessable income of a nature and an amount sufficient to enable the benefit from the deductions for the losses to be realized;
•the Group continues to comply with the conditions for deductibility imposed by tax legislation; and
•no changes in tax legislation adversely affect the Group in realizing the benefit from the deductions for the losses.